Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial instrument by category

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2025
Assets
Trade receivables	496,262	-	-	496,262
Other receivables	16,195	17,581	1,234	35,010
Cash and cash equivalents
Cash and Banks	136,911	-	-	136,911
Time deposits	9,714	-	-	9,714
Mutual funds	-	60,555	-	60,555
Financial assets at fair value through profit or loss:
Negotiable instruments	-	130,868	-	130,868
Shares	-	53,686	-	53,686
Mutual funds	-	434,801	-	434,801
Financial assets at amortized cost:
Negotiable instruments	23,530	-	-	23,530
Total	682,612	697,491	1,234	1,381,337

As of December 31, 2024
Assets
Trade receivables	506,774	-	-	506,774
Other receivables	15,714	11,767	17,127	44,608
Cash and cash equivalents
Cash and Banks	26,549	-	-	26,549
Time deposits	4,326	-	-	4,326
Mutual funds	-	590	-	590
Financial assets at fair value through profit or loss:
Negotiable instruments	-	150,616	-	150,616
Mutual funds	-	327,368	-	327,368
Financial assets at amortized cost:
Negotiable instruments	13,417	-	-	13,417
Total	566,780	490,341	17,127	1,074,248

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2025
Liabilities
Trade payables	532,029	-	532,029
Other payables	464,403	-	464,403
Borrowings	1,184,293	-	1,184,293
Total	2,180,725	-	2,180,725

As of December 31, 2024
Liabilities
Trade payables	1,001,861	-	1,001,861
Other payables	222,089	172,973	395,062
Borrowings	614,958	-	614,958
Total	1,838,908	172,973	2,011,881

Schedule of income, expenses, gains and losses resulting from each financial instrument

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2025
Interest income	1,801	-	1,801
Exchange differences	65,457	89,383	154,840
Changes in fair value of financial assets	-	91,310	91,310
Total	67,258	180,693	247,951

As of December 31, 2024
Interest income	1,611	-	1,611
Exchange differences	23,668	39,157	62,825
Changes in fair value of financial assets	-	87,990	87,990
Total	25,279	127,147	152,426

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2025
Interest expense	(294,639)	-	(294,639)
Exchange differences	(218,558)	-	(218,558)
Net loss from the cancelattion of Corporate Notes	(52)	-	(52)
Changes in fair value of financial liabilities	-	(9,797)	(9,797)
Other financial results	(78,767)	-	(78,767)
Total	(592,016)	(9,797)	(601,813)

As of December 31, 2024
Interest expense	(434,125)	-	(434,125)
Exchange differences	(81,292)	-	(81,292)
Loss on debt restructuring	(4,534)	-	(4,534)
Changes in fair value of financial liabilities	-	(159,944)	(159,944)
Other financial results	(55,238)	-	(55,238)
Total	(575,189)	(159,944)	(735,133)

Schedule of credit quality of financial assets

	12.31.25	12.31.24
Customers with no external credit rating:
Group 1 (i)	202,092	321,677
Group 2 (ii)	271,353	153,340
Group 3 (iii)	22,817	31,757
Total trade receivables	496,262	506,774

(i)	Relates to customers with debt to become due.
(ii)	Relates to customers with past due debt from 0 to 3 months.
(iii)	Relates to customers with past due debt from 3 to 12 months.